Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)

	Unrealized Gains (losses) on available for-sale marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2016:
Beginning balance	$(227)	$(28)	$(28)	$(283)
Other comprehensive income before reclassifications	133	97	43	273
Amounts reclassified from accumulated other comprehensive income (loss)	(6)	(66)	-	(72)

Net current period other comprehensive income	127	31	43	201

Ending Balance	$(100)	$3	$15	$(82)

	Unrealized Gains (losses) on available for-sale marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2015:
Beginning balance	$-	$-	$(146)	$(146)
Other comprehensive income (loss) before reclassifications	(227)	5	118	(104)
Amounts reclassified from accumulated other comprehensive income (loss)	-	(33)	-	(33)

Net current period other comprehensive income (loss)	(227)	(28)	118	(137)

Ending Balance	$(227)	$(28)	$(28)	$(283)